DEFERRED OFFERING COSTS	3 Months Ended
Mar. 31, 2025
Deferred Offering Costs
DEFERRED OFFERING COSTS

8. DEFERRED OFFERING COSTS

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be expensed. The Company filed its S-1 Registration Statement on December 23, 2024 and an amended S-1/A on January 27, 2025. The Company is working to resolve all remaining inquiries before the registration can become effective. During the three months ended March 31, 2025, the Company issued 532,913 shares of common stock in exchange for investment banking advisory services, which was recorded as deferred offering costs.